Right-of-Use Assets and Lease Liabilities - Schedule of Low Value and Short-Term Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Low Value and Short Term Lease Expenses [Abstract]
Expense related to short-term leases	$ 40,931	$ 7,346
Expense related to leases of low value assets
Total	$ 40,931	$ 7,346